INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS
INVESTMENTS

2. INVESTMENTS

A summary of net investment income is as follows:

NET INVESTMENT INCOME

(in thousands)	2011	2010	2009
Interest on fixed income securities	$58,294	$62,806	$63,104
Dividends on equity securities	9,957	8,192	7,965
Interest on cash and short-term investments	47	170	591
Gross investment income	68,298	71,168	71,660
Less investment expenses	(4,617)	(4,369)	(4,314)
Net investment income	$63,681	$66,799	$67,346

Pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments for the years ended December 31 are summarized as follows:

REALIZED/UNREALIZED GAINS

(in thousands)	2011	2010	2009
Net realized investment gains (losses):
Fixed income
Available-for-sale	$10,892	$15,590	$11,196
Available-for-sale OTTI	—	—	(4,578)
Held-to-maturity	201	120	70
Trading	—	28	67
Equity securities	6,129	7,443	21,350
Equity securities OTTI	(257)	—	(40,715)
Other	71	62	(145)
Total	$17,036	$23,243	$(12,755)
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$22,393	$4,879	$45,777
Equity securities	10,462	23,816	49,504
Total	$32,855	$28,695	$95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$49,891	$51,938	$82,526

During 2011, we recorded $17.0 million in net realized gains and the portfolio experienced unrealized gains of $32.9 million. For 2011, the net realized investment gains and changes in unrealized gains (losses) on investments totaled $49.9 million. The majority of our net realized gains were due to sales in the corporate bond portfolio and equity securities.

The following is a summary of the disposition of fixed maturities and equities for the years ended December 31, with separate presentations for sales and calls/maturities.

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443
2009
Available-for-sale	$230,604	$11,224	$(1,598)	$9,626
Held-to-maturity	—	—	—	—
Trading	10,264	336	(269)	67
Equities	178,098	21,350	(14,481)	6,869

CALLS/MATURITIES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—
2009
Available-for-sale	$390,044	$169	$(11)	$158
Held-to-maturity	60,412	70	—	70
Trading	628	—	—	—

FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporates	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agencies	$—	$113,819	$—	$113,819
Corporates	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. treasuries	—	16,172	—	16,172
Municipals	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2010, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Mortgage-backed	$—	$15	$—	$15
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$15	$—	$15
Available-for-sale securities:
U.S. agencies	$—	$102,213	$—	$102,213
Corporates	—	471,376	—	471,376
Mortgage-backed	—	254,141	—	254,141
ABS/CMO*	—	49,915	—	49,915
Non-U.S. govt. & agency	—	1,557	—	1,557
U.S. treasuries	—	15,824	—	15,824
Municipals	—	237,038	—	237,038
Equity	321,897	—	—	321,897
Total available-for-sale securities	$321,897	$1,132,064	$—	$1,453,961
Total	$321,897	$1,132,079	$—	$1,453,976

*Asset-backed & collateralized mortgage obligations

As noted in the above tables, we did not have any assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2011 and 2010. Additionally, there were no securities transferred in or out of levels 1 or 2 during 2011 or 2010.

In addition, the following is a schedule of amortized costs and estimated fair values of investments in fixed income and equity securities as of December 31, 2011 and 2010:

2011

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,721	$16,172	$459	$(8)
U.S. agencies	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporates	439,079	467,100	31,640	(3,619)
States, political subdivisions & revenues	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)

Held-to-maturity:
U.S. agencies	$243,571	$244,656	$1,085	$—
Corporates	15,000	14,536	—	(464)
States, political subdivisions & revenues	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2010

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,771	$15,824	$244	$(191)
U.S. agencies	103,133	102,213	869	(1,789)
Non-U.S. govt. & agency	1,442	1,557	115	—
Mtge/ABS/CMO*	290,858	304,056	14,041	(843)
Corporates	448,209	471,376	26,144	(2,977)
States, political subdivisions & revenues	234,456	237,038	4,823	(2,241)
Fixed maturities	$1,093,869	$1,132,064	$46,236	$(8,041)
Equity securities	213,069	321,897	109,122	(294)
Total available-for-sale	$1,306,938	$1,453,961	$155,358	$(8,335)

Held-to-maturity:
U.S. agencies	$288,407	$282,326	$607	$(6,688)
Corporates	15,000	14,975	100	(125)
States, political subdivisions & revenues	5,851	6,083	232	—
Total held-to-maturity	$309,258	$303,384	$939	$(6,813)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	13	15	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$13	$15	$—	$—
Total	$1,616,209	$1,757,360	$156,297	$(15,148)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

CORPORATE BONDS

Unrealized losses in the corporate bond portfolio increased slightly in 2011. These unrealized losses can primarily be attributed to higher risk premiums in the banking and finance sectors due to continued global uncertainty. They are not credit-specific issues. The corporate bond portfolio has an overall rating of A and we believe it is probable that we will receive all contractual payments in the form of principal and interest. In addition, we are not required to, nor do we intend to sell these investments prior to recovering the entire amortized cost basis of each security, which may be maturity. We do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

EQUITY SECURITIES

Our equity portfolio consists of common stocks and exchange traded funds (ETF). Unrealized losses in the equity portfolio increased in 2011. Given our intent to hold and expectation of recovery to cost within a reasonable period of time, we do not consider any of our equities to be other-than-temporarily impaired.

Under current accounting standards, an OTTI write-down of debt securities, where fair value is below amortized cost, is triggered by circumstances where (1) an entity has the intent to sell a security, (2) it is more-likely-than-not that the entity will be required to sell the security before recovery of its amortized cost basis, or (3) the entity does not expect to recover the entire amortized cost basis of the security. If an entity intends to sell a security or if it is more-likely-than-not the entity will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the difference between the security’s amortized cost and its fair value. If an entity does not intend to sell the security or it is not more-likely-than-not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income.

Part of our evaluation of whether particular securities are other-than-temporarily impaired involves assessing whether we have both the intent and ability to continue to hold equity securities in an unrealized loss position. For fixed income securities, we consider our intent to sell a security (which is determined on a security-by-security basis) and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis. Significant changes in these factors could result in a charge to net earnings for impairment losses. Impairment losses result in a reduction of the underlying investment’s cost basis.

The amortized cost and estimated fair value of fixed income securities at December 31, 2011, by contractual maturity, are shown as follows:

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$11,716	$11,895
Due after one year through five years	125,067	131,826
Due after five years through 10 years	501,379	531,527
Due after 10 years	160,107	165,130
Mtge/ABS/CMO*	287,459	305,939
Total available-for-sale	$1,085,728	$1,146,317
Held-to-maturity:
Due in one year or less	$2,001	$2,058
Due after one year through five years	3,632	3,927
Due after five years through 10 years	16,793	16,837
Due after 10 years	237,800	238,159
Total held-to-maturity	$260,226	$260,981
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	7	7
Total trading	$7	$7
Total fixed income:
Due in one year or less	$13,717	$13,953
Due after one year through five years	128,699	135,753
Due after five years through 10 years	518,172	548,364
Due after 10 years	397,907	403,289
Mtge/ABS/CMO*	287,466	305,946
Grand total	$1,345,961	$1,407,305

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Expected maturities may differ from contractual maturities due to call provisions on some existing securities. At December 31, 2011, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $179.9 million. At December 31, 2010, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $147.0 million.

The following tables are also used as part of our impairment analysis and illustrate the total value of securities that were in an unrealized loss position as of December 31, 2011, and December 31, 2010. These tables segregate the securities based on type, noting the fair value, cost (or amortized cost) and unrealized loss on each category of investment as well as in total. The tables further classify the securities based on the length of time they have been in an unrealized loss position.

December 31, 2011

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
States, political subdivisions and revenues:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	(2,438)	(1,671)	(4,109)
Common stock:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

December 31, 2010

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,689	$—	$5,689
Cost or amortized cost	5,880	—	5,880
Unrealized loss	(191)	—	(191)
U.S. Agency:
Fair value	$295,897	$—	$295,897
Cost or amortized cost	304,374	—	304,374
Unrealized loss	(8,477)	—	(8,477)
Mortgage Backed:
Fair value	$43,852	$—	$43,852
Cost or amortized cost	44,659	—	44,659
Unrealized loss	(807)	—	(807)
ABS/CMO*:
Fair value	$2,160	$—	$2,160
Cost or amortized cost	2,196	—	2,196
Unrealized loss	(36)	—	(36)
Corporate:
Fair value	$110,772	$1,951	$112,723
Cost or amortized cost	113,813	2,012	115,825
Unrealized loss	(3,041)	(61)	(3,102)
States, political subdivisions:
and revenues
Fair value	$80,465	$996	$81,461
Cost or amortized cost	82,652	1,050	83,702
Unrealized loss	(2,187)	(54)	(2,241)
Subtotal, debt securities:
Fair value	$538,835	$2,947	$541,782
Cost or amortized cost	553,574	3,062	556,636
Unrealized loss	(14,739)	(115)	(14,854)
Common stock:
Fair value	$6,078	$—	$6,078
Cost or amortized cost	6,372	—	6,372
Unrealized loss	(294)	—	(294)
Total:
Fair value	$544,913	$2,947	$547,860
Cost or amortized cost	559,946	3,062	563,008
Unrealized loss	(15,033)	(115)	(15,148)

*Asset-backed & collateralized mortgage obligations

As of December 31, 2011, we held 25 common stocks that were in unrealized loss positions. The total unrealized loss on these securities was $2.5 million. In considering both the significance and duration of the unrealized loss positions, we have no equity securities in an unrealized loss position of greater than 20 percent for more than six consecutive months.

The fixed income portfolio contained 27 securities at a loss as of December 31, 2011. Of these 27 securities, nine have been in an unrealized loss position for 12 consecutive months or longer and these collectively represent $1.7 million in unrealized losses. The fixed income unrealized losses can primarily be attributed to higher risk premiums in banking and finance due to continued global uncertainty. They are not credit-specific issues. All fixed income securities in the investment portfolio continue to pay the expected coupon payments under the contractual terms of the securities. In 2009, we adopted GAAP guidance on the recognition and presentation of OTTI. Accordingly, any credit-related impairment related to fixed income securities we do not plan to sell and for which we are not more-likely-than-not to be required to sell is recognized in net earnings, with the non-credit related impairment recognized in comprehensive earnings. Based on our analysis, our fixed income portfolio is of a high credit quality and we believe we will recover the amortized cost basis of our fixed income securities. We continually monitor the credit quality of our fixed income investments to assess if it is probable that we will receive our contractual or estimated cash flows in the form of principal and interest. There were no OTTI losses recognized in other comprehensive earnings in the periods presented.

Key factors that we consider in the evaluation of credit quality include:

• Changes in technology that may impair the earnings potential of the investment,

• The discontinuance of a segment of the business that may affect the future earnings potential,

• Reduction or elimination of dividends,

• Specific concerns related to the issuer’s industry or geographic area of operation,

• Significant or recurring operating losses, poor cash flows, and/or deteriorating liquidity ratios, and

• Downgrades in credit quality by a major rating agency.

Based on our analysis, we’ve concluded that the securities in an unrealized loss position were not other-than-temporarily impaired at December 31, 2011 and 2010.

During 2011, we recognized $0.3 million in impairment losses. All losses were in our equity portfolio on securities we no longer had the intent to hold. During 2010, we did not recognize any impairment losses. There were $45.3 million in losses associated with the OTTI of securities in 2009.

We completely exited our securities lending program as of June 30, 2009.

As required by law, certain fixed maturities, cash and short-term investments amounting to $23.2 million at December 31, 2011, were on deposit with either regulatory authorities or banks. Additionally, we have certain fixed maturities of less than $0.1 million held in trust at December 31, 2011. These funds cover net premiums, losses and expenses related to a property and casualty insurance program.